Property and Equipment, Net (Details) - USD ($)	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Property, Plant and Equipment [Abstract]
Depreciation expense		$ 235,827
Impairment loss		1,421,782
Research and development expenses and other operating expense		5,520
Gain on disposal of fixed assets		$ 58,621